Cover	12 Months Ended
Sep. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42795
Entity Registrant Name	DARKIRIS INC.
Entity Central Index Key	0002058584
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6/F, Cheong Sun Tower
Entity Address, Address Line Two	No. 118 Wing Lok Street
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A Ordinary shares, par value $0.0001 per share
Trading Symbol	DKI
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	14,675,400
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	5,449,600
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6/F Cheong Sun Tower,
Entity Address, Address Line Two	No. 118 Wing Lok Street
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	6670 1632
Contact Personnel Name	Mr. Xu Jiang
Contact Personnel Email Address	jiangxu@darkiris.com